Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Revenue

Note 4 — Revenue

The following table summarizes the Company’s gross disaggregated revenues by service type for the six months ended June 30, 2024 and 2023:

	June 30, 2024	June 30, 2023
Subscription revenues (over-time)	$870,672	$1,437,065
One-off contracts revenue	24,852	4,868
Total	$895,524	$1,441,933

Deferred Revenue

Deferred revenues consist of payments received in advance of performance for subscription plans. The Company classifies these liabilities as either current or non-current liabilities based on the expected timing of recognition of related revenue.

The following table summarizes the change in deferred revenue for the six months ended June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Deferred revenue, beginning of the period	$264,348	$609,698
Revenue deferred	142,777	385,609
Revenue earned	(159,718)	(730,959)
Deferred revenue, as of the end of the period	$247,407	$264,348

Note 4 — Revenue

The following table summarizes the Company’s gross disaggregated revenues by service type for the years ended December 31:

	2023	2022
Subscription revenues (over-time)	$2,807,442	$2,522,489
One-off contracts revenue	95,317	-
Storage and delivery revenue	-	5,228
Total	$2,902,759	$2,527,717

Deferred Revenue

Deferred revenues consist of payments received in advance of performance for subscription plans. The Company classifies these liabilities as either current or non-current liabilities based on the expected timing of recognition of related revenue.

The following table summarizes the change in deferred revenue for the years ended December 31:

	2023	2022
Deferred revenue, beginning of the period	$609,698	$58,335
Revenue deferred	385,609	1,354,837
Revenue earned	(730,959)	(803,473)
Deferred revenue, as of the end of the period	$264,348	$609,698